Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Net income for the period	$ 5,859	$ 11,041	$ 13,229	$ 19,689
Actuarial losses on post-employment defined benefit plans
Recognized in equity			(109)
Deferred income tax			37
Actuarial gains (losses) on defined benefit pension plans, net			(72)
Unrealized gains (losses) on cash flow hedge - highly probable future exports
Recognized in equity	3,404	(6,523)	4,872	5,073
Reclassified to the statement of income	1,078	1,108	2,232	2,488
Deferred income tax	(1,525)	1,841	(2,417)	(2,571)
Unrealized gains / (losses) on cash flow hedge- highly probable future exports, net	2,957	(3,574)	4,687	4,990
Translation adjustments (1)
Recognized in equity	716	(4,283)	1,285	614
Share of other comprehensive income (loss) in equity-accounted investments
Recognized in equity	117	(105)	206	145
Other comprehensive income (loss)	3,790	(7,962)	6,106	5,749
Total comprehensive income	9,649	3,079	19,335	25,438
Comprehensive income attributable to shareholders of Petrobras	9,601	3,102	19,253	25,341
Comprehensive income attributable to non-controlling interests	$ 48	$ (23)	$ 82	$ 97